CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2018		Dec. 31, 2017		Dec. 31, 2016
Assets:
Cash and due from banks	$ 18,212		$ 19,054		$ 11,969
Interest-bearing deposits in other banks	25,926		38,895		140,263
Total cash and cash equivalents	44,138		57,949		152,232
Time deposits in other banks	245		245		245
Investment securities:
Available for sale securities, at fair value	33,449		37,243		5
Total investment securities	33,449		37,243		5
Loans held for sale	5,500		3,814		4,003
Loans:
Loans held for investment	954,074	[1]	869,119	[1],[2]	772,861	[2]
Less: allowance for loan and lease losses	(6,156)		(5,652)		(4,357)
Loans, net	947,918		863,467		768,504
Premises and equipment, net	46,135		42,189		30,334
Accrued interest receivable	3,715		3,466		2,485
Other real estate owned and repossessed assets	289		21		23
Goodwill	4,485		4,485		4,485
Core deposit intangible	2,959		3,486		4,189
SBA servicing asset	3,561		3,411		3,132
Deferred tax asset, net	1,667		1,480		1,297
Bank-owned life insurance	483		479		477
Federal Home Loan Bank and other bank stock, at cost	4,861		4,812		4,743
Other assets	2,806		3,751		4,335
Total assets	1,102,211		1,030,298		980,489
Transaction accounts:
Noninterest-bearing	207,727		176,726		171,475
Interest-bearing	222,245		250,491		223,734
Total transaction accounts	429,972		427,217		395,209
Time deposits	442,638		408,151		419,229
Total deposits	872,610		835,368		814,438
Accrued interest payable	475		407		264
Short-term borrowings	10,000		15,000		5,000
Long-term borrowings	64,961		76,411		66,016
Other liabilities	3,272		3,973		1,875
Total liabilities	951,318		931,159		887,593
Commitments and contingencies
Stockholders' Equity:
Preferred stock, value					1,753
Common stock, value	127,541		82,615		78,871
Retained earnings	24,490		17,025		12,272
Accumulated other comprehensive income (loss)	(1,138)		(501)
Total stockholders' equity	150,893		99,139		92,896
Total liabilities and stockholders' equity	$ 1,102,211		$ 1,030,298		$ 980,489

[1]	Balance includes $(3.6 million) and $(3.4 million) of deferred fees, cost, premium and discount as of September 30, 2018 and December 31, 2017, respectively.
[2]	Balance includes $(3.4) million and $(2.6) million of deferred fees, cost, premium and discount as of December 31, 2017 and 2016.